UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

March 31, 2006
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments March 31, 2006 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 89.8%

Air Transportation, Scheduled: 0.5%		$17,990
Southwest Airlines	1,000	17,990

Aircraft & Parts: 9.3%		339,473
Boeing Co.	1,900	148,067
Honeywell International, Inc.	1,900	81,263
United Technologies Corp.	1,900	110,143

Beverages: 3.0%		111,630
Anheuser Busch	750	32,077
Coca-Cola Co.	1,900	79,553

Cigarettes: 3.7%		134,634
Altria Group, Inc.	1,900	134,634

Combination Utility Services: 1.0%		36,915
WPS Resources Corp.	750	36,915

Commercial Banks: 5.9%		214,412
Bank Of America Corp.	1,000	45,540
Citigroup, Inc.	1,900	89,756
J. P. Morgan Chase & Co.	1,900	79,116

Computer & Data Processing Services: 5.8%		211,113
IBM Corp.	1,900	156,693
Microsoft Corp.	2,000	54,420

Computer & Office Equipment: 1.7%		62,510
Hewlett Packard Co.	1,900	62,510

Construction & Related Machinery: 3.7%		136,439
Caterpillar	1,900	136,439

Drugs: 4.7%		172,668
Johnson & Johnson	1,900	112,516
Merck & Co., Inc.	1,000	35,230
Pfizer, Inc.	1,000	24,920

Eating & Drinking Places: 1.8%		65,284
McDonald's Restaurants	1,900	65,284

Electric Services: 1.1%		40,140
FPL Group, Inc.	1,000	40,140

Electronic Components & Accessories: 1.0%		36,974
Intel Corp.	1,900	36,974

Fats & Oils: 1.4%		50,475
Archer Daniels Midland Co.	1,500	50,475

Gas Production & Distribution: 0.7%		26,730
Peoples Energy Corp.	750	26,730

Life Insurance: 3.4%		125,571
American International Group	1,900	125,571

Lumber & Other Building Materials: 4.0%		144,810
Home Depot, Inc.	1,900	80,370
Lowe's Co.	1,000	64,440

Lumber & Wood Products: 1.0%		36,930
Plum Creek Timber Co.	1,000	36,930

Medical Service & Health Insurance: 7.4%		271,050
Berkshire Hathaway, Inc. Delaware*	3	271,050

Miscellaneous Converted Paper Products: 4.1%		151,380
3M Company	2,000	151,380

Motor Vehicles & Equipment: 1.1%		40,432
General Motors Corp.	1,900	40,432

Motor Vehicles, Parts, & Supplies: 1.2%		43,830
Genuine Parts Co.	1,000	43,830

Nonclassifiable Establishments: 1.8%		66,082
General Electric Co.	1,900	66,082

Nonferrous Rolling & Drawing: 1.6%		58,064
Alcoa, Inc.	1,900	58,064

Personal Credit Institutions: 2.7%		99,845
American Express Co.	1,900	99,845

Petroleum Refining: 3.2%		115,653
Exxon Mobil Corp.	1,900	115,653

Plastics Materials & Synthetics: 2.2%		80,199
E. I. Dupont de Nemours & Co.	1,900	80,199

Radio & Television Broadcasting: 1.4%		52,991
Walt Disney Co.	1,900	52,991

Research & Testing Services: 0.0%		24
Atmospheric Glow Technologies*	125	24

Savings Institutions: 0.6%		21,310
Washington Mutual	500	21,310

Soap, Cleaners, & Toilet Goods: 3.1%		115,260
Proctor & Gamble Co.	2,000	115,260

Telephone Communications, Except Radio: 3.2%		116,090
AT&T, Inc.	1,900	51,376
Verizon Communications, Inc.	1,900	64,714

Variety Stores: 2.5%		89,756
Wal-Mart Stores	1,900	89,756

Total Common Stocks (Identified Cost $2,893,816)		$3,286,664

PREFERRED STOCKS: 3.5%

Commercial Banks: 3.5%		$128,855
Royal Bank Of Scotland PFD E	2,550	65,305
Royal Bank Of Scotland PFD H	2,500	63,550

Total Preferred Stocks (Identified Cost $135,228)		$128,855

GOVERNMENTS--FIXED: 2.7%

U. S. Treasury Securities: 2.7%		$100,016
U.S. Treasury Notes at 4.625% due 05/15/06	100,000	100,016

Total Governments--Fixed (Identified Cost $100,095)		$100,016

TOTAL INVESTMENTS: 96.0% (Identified Cost $3,129,139)		$3,515,535

Cash & Equivalents: 5.4%		$198,253
Other Liabilities & Assets, Net: -1.4%		-$50,579

NET ASSETS: 100.0%		$3,663,209

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GROWTH STOCK FUND Schedule of Investments March 31, 2006 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 89.5%

Accounting, Auditing, & Bookkeeping: 4.0%		$87,756
Resources Connection*	1,505	37,489
TALX Corp.	1,765	50,267

Auto & Home Supply Stores: 2.0%		42,775
O'Reilly Automotive, Inc.*	1,170	42,775

Beverages: 3.0%		65,546
Hansen Natural*	520	65,546

Blast Furnace & Basic Steel Products: 3.7%		81,075
Maverick Tube*	1,530	81,075

Communications Equipment: 1.7%		37,451
Qualcomm, Inc.	740	37,451

Computer & Data Processing Services: 8.2%		176,582
Global Payments, Inc.	760	40,286
Netease.Com*	3,420	83,927
Valueclick, Inc.*	3,095	52,367

Construction & Related Machinery: 3.9%		83,534
Grant Prideco*	965	41,341
Oil States, Intl.*	1,145	42,193

Crude Petroleum & Natural Gas: 5.0%		107,298
St. Mary Land & Exploration	995	40,626
Ultra Petroleum Corp.*	1,070	66,672

Drugs: 5.7%		122,541
Celgene Corp.*	1,840	81,365
Endo Pharmaceuticals*	1,255	41,176

Educational Services: 1.8%		39,472
Laureate Education*	740	39,472

Electronic Components & Accessories: 4.0%		86,988
NVIDIA Corp.*	805	46,094
Taiwan Semiconductor ADR	4,065	40,894

Fire, Marine, & Casualty Insurance: 4.0%		86,731
Philadelphia Consolidated Holdings*	1,350	46,089
W. R. Berkley Corp.	700	40,642

Freight Transportation Arrangement: 3.9%		83,871
CH Robinson Worldwide, Inc.	855	41,972
Expeditors Intl.	485	41,899

Hospitals: 1.8%		40,013
United Surgical Partners Intl., Inc.*	1,130	40,013

Medical Instruments & Supplies: 1.8%		40,050
American Medical Systems Holdings, Inc.*	1,780	40,050

Miscellaneous Durable Goods: 2.2%		47,379
SPC Pool Corp.	1,010	47,379

Motor Vehicles & Equipment: 2.5%		53,402
Oshkosh Truck Corp.	856	53,402

Oil & Gas Field Services: 1.9%		40,976
Unit Corp.*	735	40,976

Operative Builders: 10.9%		235,206
Beazer Homes	600	39,420
Centex Corp.	600	37,194
D. R. Horton, Inc.	1,180	39,200
KB Home	590	38,336
Lennar Corp. Class A	670	40,455
The Ryland Group, Inc.	585	40,599

Professional & Commercial Equipment: 3.1%		67,377
Digital River*	1,545	67,377

Search & Navigation Equipment: 2.4%		51,630
Garmin Ltd.	650	51,630

Security & Commodity Services: 1.8%		39,589
UBS AG	360	39,589

Telegraph & Other Communications: 2.7%		58,750
J2 Global Communications, Inc.*	1,250	58,750

Telephone Communications, Except Radio: 5.7%		124,218
America Movil SA	2,000	68,520
Vimpel-Communications ADR*	1,295	55,696

Trucking & Courier Services, Ex. Air: 1.8%		38,164
Landstar System, Inc.	865	38,164

Total Common Stocks (Identified Cost $1,543,792)		$1,938,374

TOTAL INVESTMENTS: 89.5% (Identified Cost $1,543,792)		$1,938,374

Cash & Equivalents: 10.2%		$220,626
Other Assets & Liabilities, Net: 0.3%		$6,291

NET ASSETS: 100.0%		$2,165,293

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 20, 2006

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.